Note 21 - Disclosures About Fair Value of Financial Instruments - Fair Value of Financial Instruments Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	$ 421,145	$ 285,252
Fair Value, Recurring [Member] | Reported Value Measurement [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	421,145	285,252
Mortgage loans held for sale	18,179	7,484
Derivative, fair value	328	335
Bank owned life insurance	31,762	30,952
Total assets	471,414	324,023
Mortgage banking derivatives	23	88
Total liabilities	23	88
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	0	0
Mortgage loans held for sale	0	0
Derivative, fair value	0	0
Bank owned life insurance	0	0
Total assets	0	0
Mortgage banking derivatives	0	0
Total liabilities	0	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	421,145	285,252
Mortgage loans held for sale	18,179	7,484
Derivative, fair value	328	335
Bank owned life insurance	0	0
Total assets	439,652	293,071
Mortgage banking derivatives	23	88
Total liabilities	23	88
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	0	0
Mortgage loans held for sale	0	0
Derivative, fair value	0	0
Bank owned life insurance	31,762	30,952
Total assets	31,762	30,952
Mortgage banking derivatives	0	0
Total liabilities	0	0
US Government-sponsored Enterprises Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	59,579	68,467
US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Recurring [Member] | Reported Value Measurement [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	59,579	68,467
US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	0	0
US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	59,579	68,467
US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	0	0
Collateralized Mortgage Backed Securities [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	267,313	147,510
Collateralized Mortgage Backed Securities [Member] | Fair Value, Recurring [Member] | Reported Value Measurement [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	267,313	147,510
Collateralized Mortgage Backed Securities [Member] | Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	0	0
Collateralized Mortgage Backed Securities [Member] | Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	267,313	147,510
Collateralized Mortgage Backed Securities [Member] | Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	0	0
Asset-backed Securities [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	27,229	21,700
Asset-backed Securities [Member] | Fair Value, Recurring [Member] | Reported Value Measurement [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	27,229	21,700
Asset-backed Securities [Member] | Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	0	0
Asset-backed Securities [Member] | Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	27,229	21,700
Asset-backed Securities [Member] | Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	0	0
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	67,024	47,575
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Recurring [Member] | Reported Value Measurement [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	67,024	47,575
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	0	0
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	67,024	47,575
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	$ 0	$ 0